Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Summary of Significant Accounting Policies
Gains (losses) from foreign currency translation	$ (0.1)	$ 0.4	$ 1.2	$ (2.4)	$ (0.3)